Changes in Benefits Obligation And Plan Assets And Reconciliation of Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 2,098	$ 1,897	$ 1,458
Service cost	437	440	608
Interest cost	58	58	77
Actuarial loss (gain)	814	(202)	(187)
Benefits paid	(87)	(95)	(59)
Projected benefit obligation at end of year	3,320	2,098	1,897
Change in plan assets
Fair value of plan assets at beginning of year	2,319	1,925	1,376
Actual return on plan assets	31	43	43
Employer contributions	282	433	546
Benefits paid	(76)	(82)	(40)
Fair value of plan assets at end of year	2,556	2,319	1,925
Funded status recognized as an other asset (liabilities)	$ (764)	$ 221	$ 28